Supplement to the
Strategic Advisers® Large Cap Fund
July 30, 2022
Prospectus

The following information replaces similar information found in the “Fund Summary” section under the “Investment Adviser” heading.

Strategic Advisers (the Adviser) is the fund's manager. AllianceBernstein L.P. (AllianceBernstein), Aristotle Capital Management, LLC (Aristotle Capital), Brandywine Global Investment Management, LLC (Brandywine Global), ClariVest Asset Management LLC (ClariVest), ClearBridge Investments, LLC (ClearBridge), D. E. Shaw Investment Management, L.L.C. (DESIM), FIAM LLC (FIAM), Geode Capital Management, LLC (Geode), J.P. Morgan Investment Management Inc. (JPMorgan), Loomis, Sayles & Company, L.P. (Loomis Sayles), LSV Asset Management (LSV), Neuberger Berman Investment Advisers LLC (Neuberger Berman), PineBridge Investments LLC (PineBridge), Principal Global Investors, LLC (Principal), and T. Rowe Price Associates, Inc. (T. Rowe Price) have been retained to serve as sub-advisers for the fund. FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), and Fidelity Management & Research (Japan) Limited (FMR Japan) have been retained to serve as sub-subadvisers for the fund. The Adviser may change a sub-adviser's asset allocation at any time, including allocating no assets to, or terminating the sub-advisory contract with, a sub-adviser.

The following information supplements information found in the “Fund Management” section under the “Sub-Adviser(s)” heading.

DESIM, at 1166 Avenue of the Americas, Ninth Floor, New York, NY 10036, has been retained to serve as a sub-adviser for the fund. As of June 30, 2022, the D. E. Shaw group had approximately $66.3 billion in discretionary assets under management, of which DESIM managed approximately $17.4 billion.

The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.

In return for the services of the fund's sub-advisers, the Adviser will pay AllianceBernstein, Aristotle Capital, Brandywine Global, ClariVest, ClearBridge, DESIM, FIAM, Geode, JPMorgan, Loomis Sayles, LSV, Neuberger Berman, PineBridge, Principal, and T. Rowe Price the fee (as described above) payable to that sub-adviser. FIAM, in turn, will pay FMR UK, FMR H.K., and FMR Japan for providing sub-subadvisory services.

LGC-22-02 1.9904293.102	September 20, 2022

Supplement to the
Strategic Advisers® Short Duration Fund
July 30, 2022
Prospectus

The following information replaces similar information found in the “Fund Summary” section under the “Investment Adviser” heading.

Strategic Advisers (the Adviser) is the fund's manager. FIAM LLC (FIAM) and T. Rowe Price Associates, Inc. (T. Rowe Price) have been retained to serve as sub-advisers for the fund. FMR Investment Management (UK) Limited (FMR UK), Fidelity Management & Research (Hong Kong) Limited (FMR H.K.), Fidelity Management & Research (Japan) Limited (FMR Japan), T. Rowe Price International Ltd (TRPIL), and T. Rowe Price Hong Kong Limited (TRPHK) have been retained to serve as sub-subadvisers for the fund. The Adviser may change a sub-adviser's asset allocation at any time, including allocating no assets to, or terminating the sub-advisory contract with, a sub-adviser.

The following information supplements information found in the “Fund Management” section under the “Sub-Adviser(s)” heading.

T. Rowe Price has retained T. Rowe Price International Ltd. (TRPIL) and T. Rowe Price Hong Kong Limited (TRPHK) to serve as sub-subadviser.

•TRPIL, at 60 Queen Victoria Street, London EC4N 4TZ, United Kingdom, has been retained to serve as sub-subadviser for the fund. As of June 30, 2022, TRPIL had approximately $203.4 billion in assets under management.

•TRPHK, at 6/F Chater House, 8 Connaught Road, Central, Hong Kong has been retained to serve as sub-subadviser for the fund. As of June 30, 2022, TRPHK had approximately $15.9 billion in assets under management.

The following information replaces similar information found in the “Fund Management” section under the “Advisory Fee(s)” heading.

In return for the services of the fund's sub-advisers, the Adviser will pay FIAM and T. Rowe Price the fee (as described above) payable to that sub-adviser. FIAM, in turn, will pay FMR UK, FMR H.K., and FMR Japan for providing sub-subadvisory services. T. Rowe Price, in turn, will pay TRPIL and TRPHK for providing sub-subadvisory services.

The basis for the Board of Trustees approving the management contract, sub-advisory agreements, and sub-subadvisory agreements for the fund is available in the fund's semi-annual report for the fiscal period ended November 30, 2021, in the fund's annual report for the fiscal period ended May 31, 2022, and will be included in the fund’s semi-annual report for the fiscal period ending November 30, 2022, when available.

ASD-22-01 1.955931.107	September 20, 2022